Other Information - Schedule of Cash Flow, Supplemental Disclosures (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Interest paid on debt	$ 15,030	$ 7,610	$ 26,337	$ 11,576
Interest received	12	132	246	254
Undrawn credit facility fee paid	338	585	780	1,077
Dividend reinvestment	916	3,527	5,277	5,857	13,039
Other long-term liabilities for vessels under construction		83,293	84,787	99,400
Long-term debt for vessels under construction	71,400		71,400
Acquisition of the Manager less cash received			73,795
Proceeds on sale of vessel	52,104		52,104
Series A Preferred Shares [Member]
Dividends on Series A preferred shares	$ 8,371	$ 7,435	$ 16,499	$ 14,577